Financial Instruments Per Category - Summary of Financial Instruments Per Category (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets in the consolidated statement of financial position
Other non-current receivables	$ 7,848,000	$ 5,534,000
Trade receivables	100,955,000	105,519,000
Other current receivables	17,818,000	32,229,000
Short-term investments	0	249,937,000
Cash and cash equivalents	82,644,000	295,572,000	$ 105,364,000	$ 10,571,000
Total Assets, Fair value through profit or loss		249,937,000
Total Assets, At amortized cost	197,510,000	413,607,000
Liabilities in the consolidated statement of financial position
Liabilities to credit institutions	2,668,000	0
Derivatives (part of 'Other current liabilities')	316,000
Trade payables	82,516,000	93,043,000
Accrued expenses	123,037,000	117,473,000
Total Liabilities, Fair value through profit or loss	316,000
Total Liabilities, At amortized cost	225,975,000	185,017,000
Fair Value through Profit or Loss
Liabilities in the consolidated statement of financial position
Derivatives (part of 'Other current liabilities')	316,000
At Amortized Cost
Liabilities in the consolidated statement of financial position
Liabilities to credit institutions	52,590,000	5,987,000
Trade payables	82,516,000	93,043,000
Accrued expenses	90,869,000	85,987,000
Fair Value through Profit or Loss
Assets in the consolidated statement of financial position
Short-term investments		249,937,000
At Amortized Cost
Assets in the consolidated statement of financial position
Other non-current receivables	7,848,000	5,534,000
Trade receivables	100,955,000	105,519,000
Other current receivables	6,063,000	6,982,000
Cash and cash equivalents	$ 82,644,000	$ 295,572,000